Note 15 - Distribution of Profits (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 CHINA
Note 15 - Distribution of Profits (Details) [Line Items]
Appropriations to Statutory Capital and Surplus Percentage Minimum				10.00%
Appropriations to Statutory Capital and Surplus Maximum Percentage of Registered Capital				50.00%
Retained Earnings, Appropriated	$ 30,186	182,740	178,440